Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of employee benefit costs
The following charts summarize the components of net expenses and the obligation recognized in the consolidated financial statements:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Cost of services	(44)	(28)	(60)
Cost of interest	(458)	(219)	(190)

Total	(502)	(247)	(250)

Summary of obligations for defined benefit plans

	As of December 31, 2022
	Present value of the obligation	Asset’s plan	Net liabilities
Amounts at beginning of year	(15,416)	7,594	(7,822)
Items classified as loss or profit
Cost of services	(44)	—	(44)
Cost of interest	(806)	348	(458)
Items classified in other comprehensive income
Actuarial remediation (losses)	(3,911)	(270)	(4,181)
Benefit payments	1,168	(1,168)	—
Payment of contributions	—	254	254

Amounts at end of year	(19,009)	6,758	(12,251)

	As of December 31, 2021
	Present value of the obligation	Asset’s plan	Net liabilities
Amounts at beginning of year	(11,465)	8,004	(3,461)
Items classified as loss or profit
Cost of services	(28)	—	(28)
Cost of interest	(610)	391	(219)
Items classified in other comprehensive income
Actuarial remediation (losses)	(4,394)	(119)	(4,513)
Benefit payments	1,081	(1,081)	—
Payment of contributions	—	399	399

Amounts at end of year	(15,416)	7,594	(7,822)

Summary of fair value of plan assets
The fair value of asset’s plan as of every year end per category, is as follows:

	As of December 31, 2022	As of December 31, 2021
US government bonds	5,703	—
Cash and cash equivalents	1,055	7,594

Total	6,758	7,594

Summary of estimated expected benefits payments
Below are the estimated payments of benefits expected for the next 10 (ten) years. The amounts in the chart show non discounted cash flows; thus, they do not reconcile with the obligations booked as of year-end:

	As of December 31, 2022	As of December 31, 2021
Less than 1 year	1,562	1,204
1 to 2 years	1,538	1,232
2 to 3 years	1,542	1,213
3 to 4 years	1,526	1,213
4 to 5 years	1,506	1,198
6 to 10 years	7,113	5,752

Summary of significant actuarial assumptions used
Below are the significant actuarial estimates used:

	As of December 31, 2022	As of December 31, 2021
Discount rate	5%	5%
Asset rate of return	5%	5%
Salary rise	1%	1%
The following sensitivity analysis shows the effect of a variation in the discount rate and salaries increase on the obligation amount.